Provisions (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions [Abstract]
Balance	$ 416	$ 508
Arising during the year	139	57
Utilized	(104)	(149)
Balance	$ 451	$ 416